American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2022

Select - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Auto Components — 0.5%
Aptiv plc(1)	155,600	21,251,848
Automobiles — 3.7%
Tesla, Inc.(1)	186,300	174,510,936
Beverages — 1.3%
Constellation Brands, Inc., Class A	194,700	46,289,925
Diageo plc	330,500	16,677,478
		62,967,403
Biotechnology — 3.1%
Biogen, Inc.(1)	170,400	38,510,400
Regeneron Pharmaceuticals, Inc.(1)	139,800	85,080,882
Vertex Pharmaceuticals, Inc.(1)	103,400	25,131,370
		148,722,652
Capital Markets — 1.6%
Moody's Corp.	71,100	24,387,300
MSCI, Inc.	94,100	50,448,892
		74,836,192
Containers and Packaging — 0.5%
Ball Corp.	257,700	25,022,670
Energy Equipment and Services — 0.4%
ChampionX Corp.(1)	893,800	20,021,120
Entertainment — 1.4%
Electronic Arts, Inc.	253,100	33,576,246
Walt Disney Co. (The)(1)	235,700	33,698,029
		67,274,275
Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc.	36,400	26,386,360
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	130,200	65,767,926
Health Care Equipment and Supplies — 1.4%
Penumbra, Inc.(1)	102,200	23,098,222
Stryker Corp.	177,300	43,979,265
		67,077,487
Health Care Providers and Services — 3.6%
UnitedHealth Group, Inc.	362,400	171,259,368
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	478,300	73,643,851
Industrial Conglomerates — 0.2%
Roper Technologies, Inc.	26,000	11,366,160
Interactive Media and Services — 13.2%
Alphabet, Inc., Class A(1)	84,600	228,933,522
Alphabet, Inc., Class C(1)	83,200	225,802,304
Meta Platforms, Inc., Class A(1)	570,600	178,746,156
		633,481,982
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	106,300	317,993,261
IT Services — 9.6%
Mastercard, Inc., Class A	592,900	229,084,702
PayPal Holdings, Inc.(1)	755,700	129,935,058

Visa, Inc., Class A	445,100	100,668,267
		459,688,027
Life Sciences Tools and Services — 0.7%
Danaher Corp.	124,000	35,437,960
Machinery — 0.5%
FANUC Corp.	129,200	25,549,083
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	111,100	34,639,869
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	989,600	64,215,144
Professional Services — 0.7%
IHS Markit Ltd.	122,700	14,330,133
Verisk Analytics, Inc.	90,800	17,808,604
		32,138,737
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	272,000	19,459,293
Semiconductors and Semiconductor Equipment — 8.5%
Analog Devices, Inc.	932,300	152,869,231
KLA Corp.	162,100	63,100,667
NVIDIA Corp.	236,600	57,933,876
Texas Instruments, Inc.	469,900	84,342,351
Xilinx, Inc.	242,300	46,897,165
		405,143,290
Software — 12.9%
Adobe, Inc.(1)	62,500	33,393,750
Atlassian Corp. plc, Class A(1)	231,600	75,117,144
Crowdstrike Holdings, Inc., Class A(1)	227,300	41,059,472
Microsoft Corp.	1,165,900	362,571,582
salesforce.com, Inc.(1)	183,000	42,571,290
Zscaler, Inc.(1)	236,200	60,729,382
		615,442,620
Specialty Retail — 5.8%
Home Depot, Inc. (The)	249,600	91,598,208
Lowe's Cos., Inc.	419,200	99,497,120
Tractor Supply Co.	389,400	85,009,914
		276,105,242
Technology Hardware, Storage and Peripherals — 15.5%
Apple, Inc.	4,235,300	740,245,734
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	498,200	73,768,474
TOTAL COMMON STOCKS (Cost $1,563,097,204)		4,743,416,964
CONVERTIBLE BONDS — 0.2%
IT Services — 0.2%
Block, Inc., 0.50%, 5/15/23 (Cost $5,398,118)	5,601,000	9,226,247
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	164,374	164,374
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $8,744,403) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $8,592,463)		8,592,458

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $29,216,957) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $28,644,016)	28,644,000
37,236,458
TOTAL SHORT-TERM INVESTMENTS (Cost $37,400,832)	37,400,832
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,605,896,154)	4,790,044,043
OTHER ASSETS AND LIABILITIES — (0.1)%	(3,133,751)
TOTAL NET ASSETS — 100.0%	$4,786,910,292

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	535,024	USD	415,887	UBS AG	3/31/22	$4,966
CAD	542,640	USD	431,577	UBS AG	3/31/22	(4,733)
USD	13,887,626	CAD	17,966,144	UBS AG	3/31/22	(244,656)
USD	633,790	CAD	803,488	UBS AG	3/31/22	1,761
						$(242,662)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,681,731,110	61,685,854	—
Convertible Bonds	—	9,226,247	—
Short-Term Investments	164,374	37,236,458	—
	4,681,895,484	108,148,559	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,727	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	249,389	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.